Related Party	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company holds a 50% interest in Tristar Container Services (Asia) Private Limited ("Tristar"), which is primarily engaged in the selling and leasing of container equipment in the domestic and short sea markets in India. The Company's equity investment in Tristar is included in Other assets on the Consolidated Balance Sheets. The Company received payments on finance leases with Tristar of $0.5 million and $1.5 million for both the three and nine months ended September 30, 2025 and 2024. The Company has a finance lease receivable balance with Tristar of $2.6 million and $3.9 million as of September 30, 2025 and December 31, 2024, respectively.

Effective March 31, 2025, the Company distributed its equity interest in TCF VIII to Parent. As manager of the containers in the TCF VIII securitization portfolio, the Company received management fees from TCF VIII, which are considered related party transactions. For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".